Borrowings (Narrative) (Details)		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 11, 2022 CAD ($) shares	Aug. 25, 2022 USD ($) shares	Sep. 30, 2020 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Aug. 25, 2022 CAD ($) $ / shares shares	Aug. 25, 2022 USD ($) shares	Mar. 15, 2022 CAD ($)	Dec. 31, 2020 CAD ($)	Nov. 30, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 0	$ 0	$ 2,278,774
Deferred financing fees				0	0	150,409
Share offering costs				935,778	3,152,794	33,880
Forgivable amount					20,000
August 2022 Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 0	0	435,348				$ 400,000
Borrowing interest rate									6.00%	6.00%
Percentage of repayment of the principal amount plus accrued interest									110.00%	110.00%
Fee paid through cash		$ 32,000
Forgivable amount					0
Percentage of forgivable premium				10.00%
August 2022 Loans [Member] | First August 2022 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 260,698	$ 200,000
Bonus shares issued to lenders | shares		423
Closing foreign exchange rate									1.2983
Share price | $ / shares									$ 122.5
Estimated market discount rate		24.00%
Estimated fair value of loan									$ 214,893
Estimated fair value of bonus shares									$ 45,804
August 2022 Loans [Member] | Call Option Agreements [Member]
Disclosure of detailed information about borrowings [line items]
Share price | $ / shares									$ 122.5
Number of shares to be purchased under call option | shares									1,059	1,059
Term of call option		5 years
March 2022 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,000,000			$ 0	0	1,764,630
Borrowing interest rate	9.00%
Bonus shares issued to lenders | shares	1,428
Estimated market discount rate	22.00%
Estimated fair value of loan	$ 1,634,112
Adjustment to share capital for bonus common shares issued	365,888
Total offering costs	90,636
Deferred financing fees	74,055
Share offering costs	16,581
Forgivable amount					0
March 2022 Loan [Member] | First March 2022 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,800,000
March 2022 Loan [Member] | Second March 2022 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 200,000
March 2022 Loan [Member] | Officers and directors [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 74,000
CEBA Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				0	0	78,796						$ 60,000	$ 20,000
Additional borrowings			$ 40,000				$ 20,000
Gain on government grant							$ 3,514	$ 9,096
Forgivable amount					$ 20,000
CEBA Term Loan [Member] | Police Ordnance acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Additional borrowings						$ 40,000
RBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Cash collateral amount				30,000
Short term guaranteed investment certificate				$ 30,000